S000073362 [Member] Average Annual Total Returns		12 Months Ended	39 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(2.52%)
Bloomberg US Corporate Total Return Value Unhedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.13%	(2.45%)
Northern Trust ESG & Climate Investment Grade US Corporate Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.35%	(2.40%)
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		2.02%	(2.68%)
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.13%	(4.16%)
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.18%	(2.65%)

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg US Corporate Total Return Value Unhedged Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg US Corporate Total Return Value Unhedged Index, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.